Fair value measurements and Hedging (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gain/(Loss) from the de-designated interest rate swaps	$ 446	$ (1,246)
Restricted cash, current	30,515		$ 11,218
Derivative [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Restricted cash, current	153		$ 732
Early Termination of Interest Rate Swaps [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gain/(Loss) on Early Termination of Interest Rate Swap	$ 771
Early Termination of Interest Rate Swaps [Member] | IRS Peloreus and Levianthan [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Early Termination date	January 2025
Maturity date	October 2025
Early Termination of Interest Rate Swaps [Member] | IRS Star Marilena, Star Borneo and Star Bueno [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Early Termination date	February 2025
Maturity date	January 2026
De-designated Interest Rate Swaps [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gain/(Loss) from the de-designated interest rate swaps	$ 446
Investment In Debt Security [Member]
Debt Securities [Abstract]
Principal Amount	$ 800,000
Fixed annual interest rate	7.375%
Debt Securities, Available-for-Sale, Issuance Date	Jun. 13, 2025
Debt Securities, Available-for-Sale, Maturity Date	Jun. 13, 2035